Warrants	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants
9.
Warrants

On November 21, 2022, the Company granted 850,000 warrants each to Apeiron and Bradley Wickens for agreeing to extend their commitment in the exchangeable notes (convertible debt, note 8.3). The warrants are equity classified because they are freestanding financial instruments that are legally detachable and separately exercisable from the convertible notes and do not embody an obligation for the Company to repurchase its shares or provide any guarantee of value or return. These warrants were exercised on November 30, 2022. The Company valued the warrants using the Black-Scholes Merton option pricing model and determined the fair value of the Warrants to be $1.20 per unit. The key inputs to the valuation model included an average volatility of 61.9% based on a group of similar companies, a risk-free rate as of the grant date of 4.2% developed from a range between 3.8% and 4.6% and the fair value of the ordinary shares of $1.22 of the Company based on a recent financing. The Company assumed an exercise period of 2.5 years. The Company assumed a dividend payment rate of nil. These warrants have been recorded as a discount of $2.1 million to the Convertible debt.